UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue
         39th Floor
         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert A. Nisi
Title:     Chief Operating Officer, Partner
Phone:     212-380-5820

Signature, Place, and Date of Signing:

     Robert A. Nisi     New York, NY     May 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $96,310 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CALPINE CORP                   COM NEW          131347304    13498   732809 SH       SOLE                   732809        0        0
CITIZENS FIRST BANCORP INC D   COM              17461R106      157    14589 SH       SOLE                    14589        0        0
CUMULUS MEDIA INC              CL A             231082108    17374  2723163 SH       SOLE                  2723163        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3670   426800 SH       SOLE                   426800        0        0
EQUITY MEDIA HLDGS CORP        COM              294725106     2288  1412350 SH       SOLE                  1412350        0        0
GASTAR EXPL LTD                COM              367299104      508   394758 SH       SOLE                   394758        0        0
HUNTSMAN CORP                  COM              447011107     4427   188000 SH       SOLE                   188000        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2    46683 71000000 PRN      SOLE                 71000000        0        0
PENNANTPARK INVT CORP          COM              708062104      699    82100 SH       SOLE                    82100        0        0
PINNACLE GAS RESOURCES INC     COM              723464301      514   201481 SH       SOLE                   201481        0        0
REVLON INC                     CL A             761525500     4414  4503774 SH       SOLE                  4503774        0        0
SOUTHWEST AIRLS CO             COM              844741108     1860   150000 SH       SOLE                   150000        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888      218    10000 SH       SOLE                    10000        0        0